Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000004015 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000004015 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004015 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004015 | SK hynix
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000004015 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004015 | Hon Hai Precision Industry
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004015 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004015 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004015 | Bharti Airtel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004015 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004015 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000004015 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000004015 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000004015 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000004015 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000004015 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004015 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004015 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004015 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004015 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159129 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000159129 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000159129 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000159129 | SK hynix
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159129 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000159129 | Hon Hai Precision Industry
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159129 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159129 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159129 | Bharti Airtel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159129 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159129 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000159129 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000159129 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000159129 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000159129 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159129 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000159129 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159129 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159129 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159129 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219337 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000219337 | Tencent Holdings
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000219337 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000219337 | SK hynix
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219337 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000219337 | Hon Hai Precision Industry
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219337 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219337 | Delta Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219337 | Bharti Airtel
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219337 | Bank Central Asia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219337 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000219337 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000219337 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000219337 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000219337 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000219337 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000219337 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219337 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219337 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219337 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.00%